Details of Significant Accounts - Leasing arrangements, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Cash outflow for leases	$ 470	$ 426
Interest expense on lease liabilities	6	10
Expense on short-term lease contracts	161	177
Repayments of principal portion of lease liabilities	$ 303	$ 239